UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.

Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28- 12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/Cindy L Christensen                 Omaha, NE                July 31, 2008
----------------------                 ---------                -------------
     [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           48

Form 13F Information Table Value Total:                      $99,835
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                        TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER             OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                              common stock   88579Y101       59500     4141      Y        X
AT&T                                    common stock   00206R102       1820        61      Y        X
American Electric Power                 common stock   025537101        481        19      Y        X
American Express                        common stock   025816109       1000        38      Y        X
Amgen Inc.                              common stock   031162100       76733     3619      Y        X
Anheuser-Busch Incorporated             common stock   035229103       56008     3479      Y        X
BP PLC                                  common stock   055622104       55763     3879      Y        X
Berkshire Hathaway Class B              common stock   084670207       1140      4574      Y        X
Boeing Corporation                      common stock   097023105       63375     4165      Y        X
Bristol-Myers Company                   common stock   110122108       84040     1725      Y        X
CVS Caremark                            common stock   126650100      156198     6181      Y        X
Casey's General Stores                  common stock   147528103        500        12      Y        X
Caterpillar Inc.                        common stock   149123101       70544     5208      Y        X
Chevron Corporation                     common stock   166764100       1329       132      Y        X
Coca-Cola Company                       common stock   191216100       1877        98      Y        X
ConocoPhillips                          common stock   20825C104        310        29      Y        X
DST Systems, Inc.                       common stock   233326107       1200        66      Y        X
Devon Energy Corporation                common stock   25179M103       64627     7766      Y        X
Dow Chemical Company                    common stock   260543103        775        27      Y        X
EMC Corporation                         common stock   268648102       3100        46      Y        X
Embarq Corporation                      common stock   29078E105        20          1      Y        X
Exxon Mobil Corporation                 common stock   30231G102       1073        95      Y        X
General Electric Company                common stock   369604103      149186     3982      Y        X
Gentex Corporation                      common stock   371901109       4100        59      Y        X
Great Plains Energy Inc.                common stock   391164100        797        20      Y        X
Honda Motor Corporation                 common stock   438128308      129475     4406      Y        X
Johnson & Johnson                       common stock   478160104       67626     4351      Y        X
Kimberly-Clark Corporation              common stock   494368103       60909     3641      Y        X
Level 3 Communications Inc.             common stock   52729N100       1800         5      Y        X
Microsoft Corporation                   common stock   594918104      157275     4327      Y        X
Pfizer Inc.                             common stock   717081103      157674     2755      Y        X
PowerShares Water Resource              common stock   73935X575      250400     5186      Y        X
Procter & Gamble                        common stock   742718109       1050        64      Y        X
Schlumberger Limited                    common stock   806857108        400        43      Y        X
Southern Company                        common stock   842587107       1050        37      Y        X
Sprint Nextel Corporation               common stock   852061100        387         4      Y        X
Suncor Energy, Inc.                     common stock   867229106        550        32      Y        X
The Bank of New York Mellon Company     common stock   064058100       90091     3408      Y        X
Tsakos                                  common stock   G9108L108      173856     6447      Y        X
U.S. Bancorp                            common stock   902973304      114678     3198      Y        X
Valero Energy Corporation               common stock   91913Y100       89475     3685      Y        X
Wal-Mart Stores                         common stock   931142103       94847     5330      Y        X
Walgreen Company                        common stock   931422109        100         3      Y        X
Wyeth                                   common stock   983024100       1300        62      Y        X
Zimmer Holdings, Inc.                   common stock   98956P102       50225     3418      Y        X
General Motors Series A 4.50%           pref stock     370442741        575         9      Y        X
Red Oak Hereford Farms 4% Cum Conver    pref stock     756990875       2000         0      Y        X
Washington Mutual Income Units          pref stock     939322848        225         5      Y        X
                                                                                99835